April 29, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     American Express Certificate Company (AECC)
        American Express Installment Certificate
        File No. 2-76193

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/  H. Bernt von Ohlen
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     H. Bernt von Ohlen
     Vice President and General Counsel
     American Express Certificate Company